Summary of Consideration Paid For Acquisition and Amounts of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 18, 2013 FingerRockz
Consideration and noncontrolling interest:
The consideration transferred				$ 510
The fair value of noncontrolling interest in FingerRockz				478
Business Combination Consideration Transferred Including Noncontrolling Interest				988
Identifiable assets acquired and liabilities assumed:
Cash, receivables and other current assets				585
Intangible assets				67
Payables and other current liabilities				(160)
Net				492
Goodwill	16,934	28,437	39,493	496
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total				$ 988